Summary of Significant Accounting Policies (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Percent of interest in the General Partners Controlling Interest	4.50%	4.50%
Interest in the General Partners Controlling Interest (in shares)	199,660	204,595